Debt - Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes (Detail) (USD $)	0 Months Ended	1 Months Ended
	Jan. 25, 2011	Jan. 25, 2011
Debt Instrument [Line Items]
Loss on early extinguishment of debt		$ 24,153,000
Predecessor [Member]
Debt Instrument [Line Items]
Fees and expenses related to early extinguishment of debt		1,000,000
Loss on early extinguishment of debt	24,153,000	24,153,000
Predecessor [Member] | Senior PIK Notes [Member]
Debt Instrument [Line Items]
Call premium and redemption period interest		5,000,000
Write-off unamortized original issue discount		3,300,000
Write-off unamortized deferred financing costs		900,000
Predecessor [Member] | 2010 Credit Facility [Member]
Debt Instrument [Line Items]
Write-off unamortized original issue discount		5,100,000
Write-off unamortized deferred financing costs		$ 8,900,000